Income Tax (Details) $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Percentage of effective tax rates		6.93%	23.05%	21.95%
Valuation Allowance (in Dollars)		$ 27,143
HKD [Member]
Income Tax [Line Items]
Tax Rate	16.50%
Percentage of effective tax rates		6.93%	23.05%	21.95%
Minimum [Member] | HKD [Member]
Income Tax [Line Items]
Profit of entity (in Dollars)	$ 2
Tax Rate	8.25%
Maximum [Member] | HKD [Member]
Income Tax [Line Items]
Profit of entity (in Dollars)	$ 2
Tax Rate	16.50%